October 1, 2008

Via EDGAR

Securities and Exchange Commission
Attn: Craig Ruckman, Division of Investment Management
100 F. Street, N.E.
Washington, D.C.  20549

	Re:	American National Investment Accounts, Inc. (CIK 0000867050)
		File No. 811-06155
		N-14/A Pre-Effective Amendment No. 3

Ladies and Gentlemen:

On behalf of American National Investment Accounts, Inc. (the "Fund"), filed herewith is Pre-Effective Amendment No. 3 to the Fund's Form N-14 originally filed on August 21, 2008. The Fund is requesting effectiveness on October 1, 2008. Pre-Effective Amendment No. 3 reflects the following changes from Pre-Effective Amendment No. 2:

1. The requested effective date is corrected to October 1, 2008, from October 1, 2009;
2. In the "Capitalization" section, the pro-forma number of outstanding shares after the reorganization is corrected to 15,140,425 from 15,177,194.
3. The opinion and consent of the Fund's legal counsel, Greer, Herz &
Adams, LLP, is included as Exhibit 11; and
4. The consent of BKD, LLP, the Fund's independent registered public accounting firm, is included as Exhibit 14.

Sincerely,

/s/ Teresa E. Axelson
Vice President, Secretary and Chief Compliance Officer
American National Investment Accounts, Inc.